Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Amortization of prior service credit	$ 196	$ 197	$ 100
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net actuarial loss	1,401	1,787
Accumulated benefit obligation for pension benefits	33,500	30,800
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	37	42	34
Interest cost	1,076	1,244	1,197
Expected return on plan assets	(3,020)	(2,811)	(3,012)
Amortization of net loss (gain)	0	59	0
Net periodic pension credit	(1,907)	(1,466)	(1,781)
Net actuarial (gain) loss included in other comprehensive income (loss)	(386)	(3,275)	2,149
Amortization of prior service credit	0	0
Amortization of net (loss)	0	(59)	0
Total amount recognized in other comprehensive income (loss)	(386)	(3,334)	2,149
Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	(2,293)	(4,800)	368
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Accumulated benefit obligation for pension benefits	6,609	6,134	5,400
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	73	65	53
Interest cost	203	239	202
Expected return on plan assets	(1,183)	(990)	(1,028)
Amortization of net loss (gain)	(708)	(333)	(556)
Amortization of prior service credit	(196)	(197)	(100)
Net periodic pension credit	(1,811)	(1,216)	(1,429)
Net actuarial (gain) loss included in other comprehensive income (loss)	(1,295)	(2,692)	830
Amortization of prior service credit	196	197	100
Prior service cost	0	0	705
Amortization of net gain	708	333	556
Total amount recognized in other comprehensive income (loss)	(391)	(2,162)	2,191
Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	(2,202)	$ (3,378)	$ 762
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	913
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 206